Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
EQUITY COMPENSATION
All equity compensation awards are granted to the NEOs under the 2022 Long Term Incentive Plan and short-term incentives are issued pursuant to the terms of each NEO’s individual employment agreement. Details of these agreements can be found in the section of this proxy statement titled “Executive Compensation - Executive Employment Agreements.”
Our practice is to grant stock-based awards shortly after the Company’s blackout period ends, which is at least two trading days after the release of any material non-public information or other corporate events. All equity grants for NEOs and other executive officers are recommended by the Compensation and Nominating Committee and submitted to the Board of Directors for approval during a regularly scheduled meeting, typically held within the first quarter of the year. The grant date is a fixed, future date that is outside of a blackout, which is specified at the time of approval by the Board of Directors.
Equity grants to NEOs are generally issued during the first half of the year. A stock option award represents a contractual right to purchase shares at a future date for a specified exercise price. The per-share exercise price of a stock option, as recommended by the Compensation and Nominating Committee to the Board of Directors for approval, cannot be less than the closing price of our common stock on the grant date, or a higher price if required by TSX rules.
Restricted Stock Units (RSUs) and Performance Share Units (PSUs) may be subject to time-based or performance-based vesting criteria. RSUs with performance-based vesting are referred to as PSUs. The Compensation and Nominating Committee has broad discretion in defining performance criteria for awards, including the establishment of performance goals. The terms, conditions, and limitations of any stock award, including applicable vesting schedules or restrictions, are recommended by the Compensation and Nominating Committee and approved by the Board of Directors.

Award Timing Method
All equity compensation awards are granted to the NEOs under the 2022 Long Term Incentive Plan and short-term incentives are issued pursuant to the terms of each NEO’s individual employment agreement. Details of these agreements can be found in the section of this proxy statement titled “Executive Compensation - Executive Employment Agreements.”
Our practice is to grant stock-based awards shortly after the Company’s blackout period ends, which is at least two trading days after the release of any material non-public information or other corporate events. All equity grants for NEOs and other executive officers are recommended by the Compensation and Nominating Committee and submitted to the Board of Directors for approval during a regularly scheduled meeting, typically held within the first quarter of the year. The grant date is a fixed, future date that is outside of a blackout, which is specified at the time of approval by the Board of Directors.
Equity grants to NEOs are generally issued during the first half of the year. A stock option award represents a contractual right to purchase shares at a future date for a specified exercise price. The per-share exercise price of a stock option, as recommended by the Compensation and Nominating Committee to the Board of Directors for approval, cannot be less than the closing price of our common stock on the grant date, or a higher price if required by TSX rules.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
Our practice is to grant stock-based awards shortly after the Company’s blackout period ends, which is at least two trading days after the release of any material non-public information or other corporate events. All equity grants for NEOs and other executive officers are recommended by the Compensation and Nominating Committee and submitted to the Board of Directors for approval during a regularly scheduled meeting, typically held within the first quarter of the year. The grant date is a fixed, future date that is outside of a blackout, which is specified at the time of approval by the Board of Directors.